Unaudited Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Net income for the period [Abstract]
Net income for the period	$ 45,681	$ 44,119
Other comprehensive income/ (loss) [Abstract]
Unrealized loss on cash flow hedges	(11,154)	(6,236)
Unrealized gain on available for sale securities	0	7
Net settlements on interest rate swaps qualifying for cash flow hedge	(1,458)	(861)
Other comprehensive income/ (loss) for the period	(12,612)	(7,090)
Total comprehensive income for the period	$ 33,069	$ 37,029